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September 5, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:      SunAmerica Series Trust
         File Nos. 033-52742; 811-07238

Dear Sir or Madam:

On behalf of SunAmerica Series Trust (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the Trust has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectus contained in its most recent amendment to its Form N-1A Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 41 under the 1933 Act and as Amendment No. 43 under the Investment Company Act of 1940, was filed electronically on August 31, 2006. Please direct any questions to the undersigned at 212-728-8178.

Very truly yours,

/s/ Mary C. Carty

Mary C. Carty

cc:      Gregory N. Bressler, Esq.
         Nori Gabert, Esq.
         Mark Matthes, Esq.
         Anthony A. Vertuno, Esq.





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